Leases and Transponder Service Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Leases and Transponder Service Agreements [Abstract]
Leases of Lessee Disclosure
Leases and Transponder Service Arrangements
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at June 30, 2014 consisted of the following:

(in millions)	Capital transponders	Operating leases
Remainder of 2014	$7	10
2015	11	15
2016	11	13
2017	11	10
2018	12	11
Thereafter	28	101
Total	$80	160

The Company has entered into ten separate agreements with transponder suppliers to transmit its signals in the U.S., Germany and the U.K. at an aggregate monthly cost of $1 million. Depreciation expense related to the transponders was $3 million for both the three months ended June 30, 2014 and 2013, respectively. For both the six months ended June 30, 2014 and 2013, depreciation expense related to the transponders was $6 million, respectively. Total future minimum capital lease payments of $80 million include $7 million of imputed interest. The transponder service agreements for our U.S. transponders expire in 2019 through 2020. The transponder service agreements for our international transponders expire in December 2014 through 2022.
Expenses for operating leases, principally for data processing equipment and facilities and for satellite uplink service agreements, amounted to $7 million and $6 million for the three months ended June 30, 2014 and 2013, respectively. For both the six months ended June 30, 2014 and 2013, expenses for operating leases was $14 million, respectively.

Leases and Transponder Service Arrangements
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
2014	$15	16
2015	11	14
2016	11	12
2017	11	10
2018	12	10
Thereafter	28	96
Total	$88	158

We distribute our television programs, via satellite and optical fiber, to cable television and direct-to-home satellite system operators for retransmission to their subscribers in the U.S., Japan, Germany, the U.K. and neighboring countries. We also transmit our television programs over digital terrestrial broadcast television to viewers throughout Italy, the U.K. and to viewers in certain geographic regions in the U.S and Germany. In the U.S., we uplink our analog and digital programming transmissions using a third party service. Both transmissions are uplinked to protected, non-preemptible transponders on U.S. satellites. "Protected" status means that, in the event of a transponder failure, our signal will be transferred to a spare transponder or, if none is available, to a preemptible transponder located on the same satellite or, in certain cases, to a transponder on another satellite owned by the same service provider if one is available at the time of the failure. "Non-preemptible" status means that, in the event of a transponder failure, our transponders cannot be preempted in favor of a user of a failed transponder, even another user with "protected status." Our international business units each obtain uplinking services from third parties and transmit their programming to non-preemptible transponders on international satellites. Our transponder service agreements for our U.S. transponders expire at the earlier of the end of the lives of the satellites or the service agreements. The service agreements in the U.S. expire in 2019 through 2020. Our transponder service agreements for our international transponders expire in 2014 through 2022.
The Company has entered into ten separate agreements with transponder suppliers to transmit its signals in the U.S., Germany and the U.K. at an aggregate monthly cost of $1 million. Depreciation expense related to the transponders was $12 million, $11 million and $14 million for the years ended December 31, 2013, 2012 and 2011, respectively. Total future minimum capital lease payments of $88 million include $9 million of imputed interest.
QVC's ability to continue to sell products to its customers is dependent on its ability to maintain uninterrupted broadcast.
Expenses for operating leases, principally for data processing equipment and facilities and for satellite uplink service agreements, amounted to $28 million, $31 million and $24 million for the years ended December 31, 2013, 2012 and 2011, respectively.
The Company entered into a 21 year operating lease for its QVC-U.K. headquarters that commenced in 2012, which is included in the future minimum operating lease payments in the above table.